Expense Example, No Redemption - Putnam Floating Rate Income Fund - Class C	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	546
Expense Example, No Redemption, 5 Years	940
Expense Example, No Redemption, 10 Years	$ 1,844